Cover	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	001-39089
Entity Registrant Name	UNION ACQUISITION CORP. II
Entity Central Index Key	0001766146
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1425 Brickell Ave.
Entity Address, Address Line Two	#57B
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	306-2522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false